Basis of preparation and presentation of financial statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of presentation of financial statements [line items]
Losses	R$ (80,074)	R$ 38,876	R$ 71,055
Linx Pay Meios de Pagamentos Ltda.
Disclosure of presentation of financial statements [line items]
Losses	R$ 39,975,000